4. LOANS AND ALLOWANCE FOR LOAN LOSSES (Details 4) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Impaired loans
Recorded Investment in Impaired Loans	$ 3,221	$ 3,891
Unpaid Contractual Principal Balance	3,565	4,620
Allocated Allowance	509	509
Commercial and industrial loans (except those secured by real estate)
Impaired loans
Recorded Investment With Allowance	1,139	602
Unpaid Contractual Principal Balance With Allowance	1,382	895
Allocated Allowance	286	297
Consumer and other
Impaired loans
Recorded Investment With Allowance		21
Unpaid Contractual Principal Balance With Allowance		26
Allocated Allowance		21
Construction and land development
Impaired loans
Recorded Investment With No Allowance	125	234
Recorded Investment With Allowance		4
Unpaid Contractual Principal Balance With No Allowance	195	397
Unpaid Contractual Principal Balance With Allowance		29
Allocated Allowance	0	4
Commercial Real Estate
Impaired loans
Recorded Investment With No Allowance	836	2,220
Recorded Investment With Allowance		399
Unpaid Contractual Principal Balance With No Allowance	836	2,319
Unpaid Contractual Principal Balance With Allowance		480
Allocated Allowance	0	72
Consumer Real Estate
Impaired loans
Recorded Investment With Allowance	1,121	411
Unpaid Contractual Principal Balance With Allowance	1,152	474
Allocated Allowance	$ 223	$ 115